Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) Segments shares	Dec. 31, 2018 USD ($) Segments	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) shares	Oct. 31, 2018 CNY (¥)	Oct. 31, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Exchange rates used for translation	6.8632		6.5342		6.8632
Convenience translation rate	6.8755				6.8755
Restricted cash	¥ 3,677,557,000		¥ 2,392,573,000		$ 534,878
Cash collateral for borrowed securities	26,000,000		0
Cash held in escrow accounts	10,436,000		0
Cash consideration for equity interests	81,000,000		6,000,000
Equity method investment carrying value	11,000,000		6,000,000
Non marketable Securities carrying value	19,049,000
Transfer of assets into level 3	0		0
Transfer of assets out of level 3	0		0
Transfer of liabilities into level 3	0		0
Transfer of liabilities out of level 3	0		0
Impairment of intangible assets with indefinite useful life	0		0	¥ 0
Impairment of long-lived assets	0		0	0
Gain from quality assurance fund	510,894,000	$ 74,307	5,885,000	99,961,000
Maximum potential future payment of quality assurance fund	¥ 2,780,797,000		1,220,980,000
Percentage of principal amount invested received	0.10%	0.10%
Restricted cash transferred to cash and cash equivalents										¥ 45,567,000
Reversal of gains			213,958,000
Expected discretionary payment to investor reserve	¥ 39,041,000		107,660,000
Accumulated deficit	45,668,000		(2,398,984,000)		$ 6,643
Discretionary payment to investor reserve	68,619,000
Share based compensation expenses	44,490,000		65,324,000	0
Operating revenues	¥ 4,287,565,000	$ 623,600	¥ 3,895,846,000	1,208,674,000
Percentage on statutory reserve contribution from net profit	50.00%	50.00%
Number of reportable segments | Segments	1	1
Number of geographical segments | Segments	0	0
Treasury stock, common shares | shares	46,301,000		0		46,301,000
Appropriations to the general reserve	¥ 200,916,000		¥ 39,428,000	15,662,000
Beijing Quantum Protection Technology Co Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash consideration for equity interests	10,000,000							¥ 10,000,000
Acquired of equity interest								2.08%
Shanghai Yi Yang Automobile Service Co Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash consideration for equity interests	30,000,000					¥ 30,000,000
Acquired of equity interest						5.00%	5.00%
CDD Holding Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash consideration for equity interests | $					$ 2,000		$ 2,000
Acquired of equity interest						2.00%	2.00%
EMI Agriculture Technology Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash consideration for equity interests | $					$ 2,000		$ 2,000
Acquired of equity interest						3.99%	3.99%
Third Party [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash consideration for equity interests	70,000,000
Third Parties One [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash consideration for equity interests						¥ 50,000,000
Third Parties Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash consideration for equity interests						¥ 20,000,000
Guarantee and Quality Assurance Fund [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	2,414,449,000		1,058,617,000
Investor Reserve Funds [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	17,971,000		175,215,000
Cash Received From Investors Or Borrowers Not Yet Disbursed [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	905,034,000		1,113,966,000
Cash Received Via Consolidated Trust Not Yet Distributed [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	303,667,000		44,775,000
Accounting Standards Update 2014-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit									¥ (2,222,490,000)
Operating revenues	4,218,946,000
Grants [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating revenues	53,739,000		1,682,000	6,436,000
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit			176,494,000						¥ 176,494,000
Operating revenues	511,077,000
Other Income [Member]
Summary Of Significant Accounting Policies [Line Items]
Realized and unrealized gain on short-term investments	96,061,000		35,516,000	21,264,000
Selling and Marketing Expense [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising and online marketing expenses	702,508,000		779,737,000	349,421,000
General and Administrative Expense [Member]
Summary Of Significant Accounting Policies [Line Items]
Research and development expenditures	317,965,000		164,869,000	114,648,000
Share based compensation expenses	¥ 50,319,000		¥ 106,152,000	¥ 0
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturities period	3 months	3 months
Loans receivable portfolio, personal loans term	36 months	36 months
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Statutory reserve contribution percentage on net profit	10.00%	10.00%	10.00%	10.00%
Loans receivable portfolio, personal loans term	1 month	1 month
Beijing Prosper Investment Consulting Co., Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage to pay service fees by VIE's	100.00%	100.00%